 As filed with the Securities and Exchange Commission on March 2, 1998

                                                      Registration Nos. 33-25716
                                                                        811-5697

--------------------------------------------------------------------------------


                          SECURITIES AND EXCHANGE COMMISSION

                                Washington, DC  20549

                                ----------------------

                                      FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


         Pre-Effective Amendment No.
     ---

      X  Post Effective Amendment No. 13
     ---
                                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT TO COMPANY ACT OF 1940


      X  Amendment No. 15
     ---
                               THE CHAPMAN FUNDS, INC.
                               -----------------------
                  (Exact Name of Registrant as Specified in Charter)


                          401 East Pratt Street, 28th Floor
                          Baltimore, Maryland  21202
                          --------------------------
                          (Address of Principal Executive Offices)


Registrant's Telephone Number, including Area Code:  (800) 752-1013


                         Nathan A. Chapman, Jr., President
                         The Chapman Funds, Inc.
                         401 East Pratt Street, 28th Floor
                         Baltimore, Maryland  21202
                         --------------------------
                         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box):

     [x]  immediately upon filing pursuant to paragraph (b)

     [ ]  on [date] pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a) (1)

     [ ]  on [date] pursuant to paragraph (a) (1)

     [ ]  75 days after filing pursuant to paragraph (a) (2)

     [ ]  on [date] pursuant to paragraph (a) (2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has previously registered an indefinite number of securities under the Securities Act of 1933, as amended, pursuant to Section (a) (1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. Registrant's Rule 24f-2 Notice for the fiscal year ended October 31, 1997 was filed with Securities and Exchange Commission on January 27, 1998.

                               THE CHAPMAN FUNDS, INC.


                         Registration Statement on Form N-1A

                                CROSS REFERENCE SHEET
                               Pursuant to Rule 495(a)
                           under the Securities Act of 1933




 N-1A Item No.                                                                    Location

 Part A                                                                       Prospectus Caption

                                          Chapman US Treasury Money     DEM Equity Fund,               DEM Equity Fund, Investor
                                          Fund; Chapman Institutional   Institutional Shares           Shares
                                          Cash Management Fund
 Item 1.        Cover Page                Cover Page                    Cover Page                     Cover Page

 Item 2.        Synopsis                  Fund Expenses                 Fund Expenses                  Fund Expenses

 Item 3.        Condensed Financial       Financial Highlights          Financial Highlights           Financial Highlights
                Information

 Item 4.        General Description of    Investment Program; Other     Investment Program; Other      Investment Program; Other
                Registrant                Information- Capital Stock    Information- Capital Stock     Information- Capital Stock

 Item 5.        Management of the Fund    Management; Other             Management; Other              Management; Other
                                          Information - Transfer        Information - Transfer         Information - Transfer
                                          Agent; Dividends and Taxes    Agent; Dividends; Taxes        Agent; Dividends; Taxes

 Item 6.        Capital Stock and Other   Other Information - Capital   Other Information - Capital    Other Information - Capital
                Securities                Stock                         Stock                          Stock

 Item 7.        Purchase of Securities    Management; Net Asset Value;  Management; Net Asset Value;   Management; Net Asset Value;
                Being Offered             Purchase of Shares;           Purchase of Shares;            Purchase of Shares;
                                          Exchanges; Redemption of      Redemption of Shares           Redemption of Shares
                                          Shares

 Item 8.        Redemption or Repurchase  Purchase of Shares;           Purchase of Shares;            Purchase of Shares;
                                          Exchanges; Redemption of      Redemption of Shares           Redemption of Shares
                                          Shares

 Item 9.        Pending Legal             Not Applicable                Not Applicable                 Not Applicable
                Proceedings


 N-1A Item No.                                                                    Location

 Part B                                                          Statement of Additional Information Caption

                                          Chapman US Treasury Money                           DEM Equity Fund
                                          Fund; Chapman Institutional
                                          Cash Management Fund
 Item 10.       Cover Page                Cover Page                                            Cover Page

 Item 11.       Table of Contents         Table of Contents                                  Table of Contents

 Item 12.       General Information and   Not Applicable                                      Not Applicable
                History

 Item 13.       Investment Objectives     Investment Program                                Investment Program
                and Policies

 Item 14.       Management of the         Management                                            Management
                Registrant

 Item 15.       Control Persons and       Capital Stock; Principal        Capital Stock; Control Persons and Principal Holders of
                Principal Holders of      Holders of Securities                                 Securities
                Securities

 Item 16.       Investment Advisory and   Management; Experts                               Management; Experts
                Other Services

 Item 17.       Brokerage Allocation      Portfolio Transactions                          Portfolio Transactions

 Item 18.       Capital Stock and Other   Capital Stock                                        Capital Stock
                Securities

 Item 19.       Purchase, Redemption and  Purchase of Shares;            Purchase of Shares; Exchanges; Redemption of Shares; Net
                Pricing of Securities     Exchanges; Redemption of                              Asset Value
                Being Offered             Shares; Net Asset Value

 Item 20.       Tax Status                Dividends and Taxes                                      Taxes

 Item 21.       Underwriters              Management                                            Management

 Item 22.       Calculation of            Yield                                                    Yield
                Performance Data

 Item 23.       Financial Statements      Financial Statements                             Financial Statements

 Part C



Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

                           Prospectus Dated:  March 2, 1998

                          THE CHAPMAN US TREASURY MONEY FUND
                    THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each a "Fund" and collectively, the "Funds") are each a series of The Chapman Funds, Inc., an open-end management investment company, known as a series fund (the "Company"; the Funds and each other series of the Company are herein referred to as a "Series"). Both Funds seek as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. There is no assurance that either Fund's objective will be achieved.

The Chapman US Treasury Money Fund invests solely in short-term direct obligations of the US Government and repurchase agreements collateralized fully by direct obligations of the US Government. It is intended primarily for state and local governments and their authorities and agencies.

The Chapman Institutional Cash Management Fund invests in short-term money market securities, including US Government obligations, commercial paper, bank instruments and repurchase agreements. It is intended primarily for corporations, pension and endowment funds and other institutions.

Investors may purchase or redeem shares in either Fund without charge. Both Funds seek to maintain a net asset value of $1 per share. The minimum initial investment for each Fund is $1,000,000. Individuals may not purchase shares in either Fund.

AN INVESTMENT IN THE FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE US GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

Chapman Capital Management, Inc. is the Funds' investment advisor and manager. It is a subsidiary of The Chapman Co., the only minority controlled full service securities firm headquartered in Maryland. Shares are distributed by The Chapman Co. (the "Distributor").

This Prospectus sets forth concisely the information concerning the Funds that a prospective investor should know before investing. It should be read and retained for future reference. A Statement of Additional Information dated March 2, 1998 containing additional information about the Company and the Funds has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It may be obtained without charge by writing or calling The Chapman Co. at (800) 752-1013.


                                 TABLE OF CONTENTS
                                 -----------------

               Fund Expenses . . . . . . . . . . . . . . . . .2

               Financial Highlights. . . . . . . . . . . . . .4

               Investment Program. . . . . . . . . . . . . . .6

               Management. . . . . . . . . . . . . . . . . . 10

               Purchase of Shares. . . . . . . . . . . . . . 13

               Exchanges . . . . . . . . . . . . . . . . . . 15

               Redemption of Shares. . . . . . . . . . . . . 15

               Net Asset Value . . . . . . . . . . . . . . . 16

               Dividends and Taxes . . . . . . . . . . . . . 17

               Yield . . . . . . . . . . . . . . . . . . . . 17

               Other Information . . . . . . . . . . . . . . 18



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                   FUND EXPENSES


The following table illustrates the expenses and fees incurred by each Fund. The Chapman US Treasury Money Fund expenses and fees set forth in the table are for the period November 1, 1996 to October 31, 1997 and are expressed as a percentage of fiscal 1997 average daily net assets. The Chapman Institutional Cash Management Fund expenses and fees are estimated as there was no activity for the period November 1, 1996 to October 31, 1997.



                                           The Chapman US          The Chapman Institutional
                                           Treasury Money Fund         Cash Management Fund
                                           ------------------         --------------------
  SHAREHOLDER TRANSACTION EXPENSES:
     Maximum Sales Load Imposed on
          Purchases                            None                       None
     Maximum Sales Load Imposed on
          Reinvested Dividends                 None                       None
     Maximum Deferred Sales Load               None                       None
     Redemption Fees                           None                       None
     Exchange Fee                              None                       None

  ANNUAL FUND OPERATING EXPENSES:(as a
     percentage of average net assets)
     Management Fees                           .50%                       .50%
     12b-1 Fees                                None                       None
     Administration Fee                        .10%                       .10%
     Other Expenses(After
          Reimbursement)                       .67%*                      .15%*

     Net Fund Expenses After Expense
          Reimbursement                        .67%*                      .75%*


*Effective January 1, 1998, the Advisor has agreed to continue to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (the "Cash Management Fund"), respectively, until December 31, 1998. The Advisor's obligation will be limited to the total of its advisory and administration fees.

For the entire fiscal year 1997, the Advisor agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65 and .75% of average daily net assets of The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively. The actual expenses of The Chapman US Treasury Money Fund prior to reimbursement of expenses was 0.93% of average daily net assets. The actual other expenses of The Chapman US Treasury Money Fund for the year ended October 31, 1997 prior to reimbursement of other expenses was .33% of average daily net assets. During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time.

However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.


EXAMPLE

An investor would pay the following expenses on a $1,000 investment assuming a 5% annual return, reinvestment of all dividends and distributions at net asset value and redemption at the end of the period:


                         The Chapman US Treasury     The Chapman Institutional
                                Money Fund             Cash Management Fund
                                ----------             --------------------
         1 YEAR                    $  7                        $  8
         3 YEARS                   $ 21                        $ 24
         5 YEARS                   $ 36                        $ 42
         10 YEARS                  $ 81                        $ 93


The foregoing expense tables are based upon met expenses of .65% and .75% of average daily net assets for The Chapman U.S. Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively, for the entire ten year period. The purpose of the table is to assist the investor in understanding the various costs and expenses that an investor in the Funds will bear, directly or indirectly. "Other Expenses" are based on estimated amounts for the current economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc. (the "NASD"). This example should not be considered a representation of future expenses of the Funds and actual expenses may be greater or less than those shown. Moreover, while the examples assume a 5% annual return, each Fund's performance will vary and may result in a return greater or less than 5%.

                                FINANCIAL HIGHLIGHTS




The following tables include selected data for a share outstanding throughout each period and other performance information derived from the Company's audited financial statements. They should be read in conjunction with the audited financial statements, the notes thereto, and independent auditor's report thereon appearing in the Company's Annual Report to Stockholders for the year ended October 31, 1997.



                     US TREASURY MONEY FUND                              FOR THE YEARS ENDED OCTOBER 31,
--------------------------------------------------------
                                                                1997            1996            1995            1994
                                                               ------          ------          ------          ------
PER SHARE OPERATING PERFORMANCE:

     Net asset value, beginning of period. . . . . . . .          $1.00           $1.00           $1.00           $1.00
                                                               --------        --------        --------        --------

INCOME FROM INVESTMENT OPERATIONS:
          Net investment income. . . . . . . . . . . . .         0.0470          0.0464          0.0497          0.0294
                                                               --------        --------        --------        --------

DISTRIBUTIONS:
          From net investment income . . . . . . . . . .         0.0470          0.0464          0.0497          0.0294
                                                               --------        --------        --------        --------

     Net asset value, end of period. . . . . . . . . . .          $1.00           $1.00           $1.00           $1.00
                                                               --------        --------        --------        --------
                                                               --------        --------        --------        --------

TOTAL RETURN                                                       4.80%           4.74%           5.09%           3.04%

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period  (000 omitted). . . . . .        $60,210         $55,129         $34,371         $20,011

RATIOS TO AVERAGE NET ASSETS:
     Expenses  ****. . . . . . . . . . . . . . . . . . .           0.67%           0.75%           0.75%           0.75%
     Net investment income . . . . . . . . . . . . . . .           4.72%           4.63%           5.02%           2.94%
     Expenses Prior to Reimbursement by Advisor. . . ..            0.93%           0.87%           0.97%           1.12%




                                                                                                                       Period
                     US TREASURY MONEY FUND                             FOR THE YEARS ENDED OCTOBER 31,             June 1, 1989*
-------------------------------------------------------                                                                  to
                                                              1993         1992           1991            1990     October 31, 1989
                                                             ------       ------         ------          ------    -----------------
PER SHARE OPERATING PERFORMANCE:

     Net asset value, beginning of period. . . . . . . .       $1.00         $1.00           $1.00          $1.00          $1.00
                                                            --------      --------        --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
          Net investment income. . . . . . . . . . . . .      0.0241        0.0315          0.0619         0.0705         0.0318
                                                            --------      --------        --------       --------       --------

DISTRIBUTIONS:
          From net investment income. . . . . . . . . .       0.0241        0.0315          0.0619         0.0705         0.0318
                                                            --------      --------        --------       --------       --------

     Net asset value, end of period. . . . . . . . . . .       $1.00         $1.00           $1.00          $1.00          $1.00
                                                            --------      --------        --------       --------       --------
                                                            --------      --------        --------       --------       --------

TOTAL RETURN                                                    2.44%         3.20%           6.37%          7.28%          3.22%**

RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period  (000 omitted). . . . . .     $23,515       $33,002         $12,229        $29,034        $37,330

RATIOS TO AVERAGE NET ASSETS:
     Expenses  ****. . . . . . . . . . . . . . . . . . .        0.75%         0.75%           0.75%          0.74%          0.27%**
     Net investment income . . . . . . . . . . . . . . .        2.41%         3.15%           6.19%          6.97%          2.97%**
     Expenses Prior to Reimbursement by Advisor . . . .         1.15%         1.02%           1.13%          1.05%          0.38%**





              INSTITUTIONAL CASH MANAGEMENT FUND***                   FOR THE YEARS ENDED OCTOBER 31,
-------------------------------------------------------
                                                              1997            1996            1995            1994
                                                             ------          ------          ------          ------
PER SHARE OPERATING PERFORMANCE:

     Net asset value, beginning of period. . . . . . . .             --              --              --              --
                                                               --------        --------        --------        --------

INCOME FROM INVESTMENT OPERATIONS:
          Net investment income. . . . . . . . . . . . .             --              --              --              --
                                                               --------        --------        --------        --------

DISTRIBUTIONS:
          From net investment income. . . . . . . . . .              --              --              --              --
                                                               --------        --------        --------        --------

     Net asset value, end of period. . . . . . . . . . .             --              --              --              --
                                                               --------        --------        --------        --------
                                                               --------        --------        --------        --------

TOTAL RETURN                                                         --              --              --              --


RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period  (000 omitted). . . . . .             --              --              --              --

RATIOS TO AVERAGE NET ASSETS:
     Expenses  ****. . . . . . . . . . . . . . . . . . .             --              --              --              --
     Net investment income . . . . . . . . . . . . . . .             --              --              --              --
     Expenses Prior to Reimbursement by Advisor . . . .              --              --              --              --



                                                                                                                        Period
              INSTITUTIONAL CASH MANAGEMENT FUND***                   FOR THE YEARS ENDED OCTOBER 31,               June 1, 1989*
-------------------------------------------------------                                                                    to
                                                          1993            1992         1991            1990        October 31, 1989
                                                         ------          ------       ------          ------      ------------------
PER SHARE OPERATING PERFORMANCE:

     Net asset value, beginning of period. . . . . . . .        --              --       $1.00           $1.00            $1.00
                                                          --------        --------    --------        --------         --------

INCOME FROM INVESTMENT OPERATIONS:
          Net investment income. . . . . . . . . . . . .        --              --      0.0697          0.0762           0.0340
                                                          --------        --------    --------        --------         --------

DISTRIBUTIONS:
          From net investment income. . . . . . . . . .         --              --      0.0697          0.0762           0.0340
                                                          --------        --------    --------        --------         --------

     Net asset value, end of period. . . . . . . . . . .        --              --       $1.00           $1.00            $1.00
                                                          --------        --------    --------        --------         --------
                                                          --------        --------    --------        --------         --------

TOTAL RETURN                                                    --              --        7.20%           7.89%            3.45%**


RATIOS/SUPPLEMENTAL DATA:
     Net Assets, end of period  (000 omitted). . . . . .        --              --          --         $25,000          $25,000

RATIOS TO AVERAGE NET ASSETS:
     Expenses  ****. . . . . . . . . . . . . . . . . . .        --              --        0.75%           0.74%            0.28%**
     Net investment income . . . . . . . . . . . . . . .        --              --        6.97%           7.55%            3.36%**
     Expenses Prior to Reimbursement by Advisor . . . .         --              --        1.14%           1.14%            0.41%**

------------------------------------------------------------------------------------------------------------------------------------

*      Commencement of Operations
**     These amounts have not been annualized.
*** During fiscal year 1991, The Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. There has been no activity in The Institutional Cash Management Fund since that time.
**** As of January 1, 1998 Chapman Capital Management, Inc. (the "Advisor") agreed to continue to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets of The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively.

                                 INVESTMENT PROGRAM


INVESTMENT OBJECTIVES

The Chapman US Treasury Money Fund seeks as high a level of current income as is consistent with maximum safety of principal and maintenance of liquidity. It will invest solely in US Treasury securities and repurchase agreements collateralized fully by such securities. It is considered diversified under the Investment Company Act of 1940 (the "1940 Act").

The Chapman Institutional Cash Management Fund seeks as high a level of current income as is consistent with preservation of capital and maintenance of liquidity. To achieve its objectives, it will invest in a diversified portfolio of high quality, domestic government, bank and commercial money-market instruments.

INVESTMENTS

The money-market instruments in which the Funds may invest are described below. The Chapman US Treasury Money Fund will invest only in US Treasury securities and repurchase agreements collateralized fully by US Treasury securities.

Each Fund will invest only in securities that mature in 397 days or less and will maintain a dollar-weighted average maturity of 90 days or less. Both Funds have a policy of maintaining a net asset value of $1 per share, but there is no assurance they will be able to do so at all times.

The Chapman Institutional Cash Management Fund will limit its portfolio investments to US dollar-denominated instruments that the Company's Board of Directors determines present minimal credit risk (based on factors in addition to the rating assigned to the security by the rating agency) and which are eligible securities (as defined in Rule 2a-7 under the 1940 Act) at the time of acquisition. Eligible securities include those rated in one of the two highest rating categories for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. Eligible securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors.

At least 95% of the total assets of The Chapman Institutional Management Fund will be invested in eligible securities which are first tier securities (as defined in Rule 2a-7). First tier securities include eligible securities rated in the highest rating category for short-term debt obligations by two nationally recognized statistical rating organizations or, if only one such rating organization has issued a rating, by that rating organization. First tier securities may also include unrated securities of comparable quality as determined by the Company's Board of Directors. The Chapman Institutional Cash Management Fund may invest up to 5% of its total assets in eligible securities which are not first tier securities, but not more than the greater of 1% of its total assets or $1,000,000 may be invested in eligible securities of any issuer which are not first tier securities.

The Chapman Institutional Cash Management Fund will not invest more than 5% of its total assets in securities (other than government securities) issued by a single issuer, although it may do so for up to three business days. The limitations in this paragraph and the preceding one apply to the securities underlying a repurchase agreement, rather than to the counterparty to the repurchase agreement.

Government Securities are marketable securities which are direct obligations of or are guaranteed by the US Government or its agencies or instrumentalities.

US Treasury bills, notes and bonds are direct obligations of the US Government. Treasury bills mature in one year or less. Treasury notes mature in one to ten years. Treasury bonds mature after more than ten years. The Funds will invest in Treasury bills, notes and bonds having a maturity or remaining maturity of one year or less.

Bank instruments are limited to certificates of deposit, banker's acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a bank, savings bank or savings and loan association against deposited funds which is either interest-bearing or purchased on a discount basis. Certificates of deposit may have variable interest rates which are periodically adjusted prior to maturity based upon a designated market rate.

A bankers' acceptance is a time draft drawn on a commercial bank usually by a commercial borrower in connection with international commerce. The borrower is liable for payment, as is the bank, which unconditionally guarantees to pay the draft at face amount at maturity, usually within six months.

A fixed time deposit is an obligation of a bank, savings bank or savings and loan association which is payable at a stated maturity date and bears a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party. The Chapman Institutional Cash Management Fund will not invest more than 10% of its net assets in fixed time deposits having a maturity of more than seven days and other securities which are not readily marketable.

The Chapman Institutional Cash Management Fund will invest in instruments of US banks, savings banks and savings and loan associations having total assets of at least $1 billion and in dollar-denominated instruments of US branches of foreign banks, if the foreign bank has total assets of at least $1 billion or the equivalent in other currencies. Although obligations of savings banks and savings and loan associations and US branches of foreign banks may be higher yielding than obligations of US banks, investment in these obligations may involve greater risk. These risks may include less extensive regulation, supervision and examination of, and limited public availability of information concerning, US branches of foreign banks. Obligations of US branches of foreign banks may be limited obligations of the US branches and may not necessarily be insured by the Federal Deposit Insurance Corporation.

Obligations of US Government agencies and instrumentalities are not obligations of the US Government, although in some cases payment of interest and principal on these obligations is guaranteed by the US Government. Examples of these securities include those issued by or guaranteed by the Government National Mortgage Association, the Export-Import Bank, The Federal Farm Credit System, the Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal Intermediate Credit Banks, the Federal Land Banks, the Federal National Mortgage Association and the Student Loan Marketing Association.

There is no limitation on the portion of the assets of The Chapman Institutional Cash Management Fund which may be invested in obligations of US banks. Not more than 5% of its total assets may be invested in obligations of savings banks and savings and loan associations and not more than 25% of its total assets may be invested in obligations of US branches of foreign banks.

Commercial Instruments are short-term unsecured promissory notes issued by corporations to finance their short-term credit needs, usually sold at a discount with a maturity of less than nine months. The Fund may invest in commercial instruments which are issued under Section 4(2) of the Securities Act of 1933 and are restricted as to disposition. The Fund will not invest more than 10% of its net assets in such instruments and other securities which are not readily marketable.

Floating and Variable Rate Obligations include obligations issued by or guaranteed by agencies or instrumentalities of the US Government, certificates of deposit and commercial instruments. The rates on these instruments vary with changes in a specified market rate or index, such as the prime rate, and at specified intervals. Instruments of this type having maturities exceeding 397 days may be purchased and will be treated as having a maturity of less than one year if the conditions of Rule 2a-7 under the 1940 Act are satisfied.

The Chapman Institutional Cash Management Fund will purchase floating and variable rate obligations of issuers which meet the requirements described previously. Certain floating and variable rate obligations carry a demand feature that would permit the holder to tender them back to the issuer or to a remarketing agent prior to maturity, in most cases upon notice of seven days or less. If the notice period exceeds seven days, the Board of Directors will monitor on an ongoing basis the liquidity of the demand instrument. The Fund's right to obtain payment at par on a demand instrument could be affected by events occurring between the date the Fund elects to demand payment and the date payment is due that may affect the ability of the issuer of the instrument to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than the Fund's custodian subject to a sub-custodian agreement approved by the Company between that bank and the Fund's custodian.

Repurchase Agreements involve the acquisition of an underlying US Government obligation, subject to an obligation of the seller to repurchase, and the Fund to resell the instrument at an agreed time and price. The Chapman US Treasury Money Fund will only enter into repurchase agreements collateralized fully by US Treasury securities. The resale price will reflect an agreed upon market rate effective for the period of time the Fund's money will be invested in the security and may not be related to the coupon rate of the purchased security.
At the time a Fund enters into a repurchase agreement, the value of the underlying security (reduced by the transaction costs, including loss of interest, that the Fund reasonably could expect to incur if the seller defaults) will at least be equal to the resale price provided in the repurchase agreement, and, in the case of repurchase agreements exceeding one day, the seller will agree that the value of the underlying security, as similarly reduced, will on each day at least be equal to the resale price provided in the repurchase agreement. The Advisor will monitor compliance with this requirement on an on-going basis. Repurchase agreements entered into by the Funds will generally have a term of not more than seven days from purchase, although the underlying securities may have longer terms.

The Funds will enter into repurchase agreements only with primary dealers in US Government securities or with US banks with total assets of at least $1 billion. The Funds will consider on an ongoing basis the credit worthiness of the institutions with which they enter into repurchase agreements. If the seller under a repurchase agreement fails to repurchase the obligation in accordance with the agreement, the Fund could experience losses that may include possible decline in the value of the underlying security during the period the Fund seeks to enforce its rights, additional expenses, possible loss of income or proceeds of the repurchase, and possible delay in the disposition of the underlying security pending court action. Repurchase agreements are considered to be loans under the 1940 Act, collateralized by the underlying securities.

Reverse Repurchase Agreements involve the sale of portfolio securities and an agreement to repurchase them from the buyer at a particular date and price. The Chapman US Treasury Money Fund will not enter into reverse repurchase agreements. The Chapman Institutional Cash Management Fund will use reverse repurchase agreements only when necessary to meet unanticipated net redemptions so as to avoid liquidating portfolio securities during adverse market conditions when the income on the portfolio securities which would otherwise be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.

When The Chapman Institutional Cash Management Fund enters into a reverse repurchase agreement, its Custodian will establish a segregated account in which it will maintain liquid assets in an amount at least equal to the repurchase price marked to market daily (including accrued interest). The Fund will subsequently monitor the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund and the use of reverse repurchase agreements is considered a form of leveraging under the 1940 Act. Reverse repurchase agreements may involve the risk that the market value of the securities sold may decline below the price at which the Fund is obligated to repurchase. The Fund will enter into reverse repurchase agreements only with primary dealers in US Government securities.

INVESTMENT LIMITATIONS

The Funds may not issue senior securities, borrow money or pledge or mortgage their assets, except as described below. The Funds may borrow money from banks for temporary purposes in amounts up to 25% of the current value of their total assets. The Chapman Institutional Cash Management Fund may enter into reverse repurchase agreements in accordance with its investment policies for temporary purposes and in amounts that combined with bank borrowings do not exceed 25% of the current value of its total assets. A Fund will not purchase additional portfolio securities while borrowings and reverse repurchase agreements exceed 5% of the Fund's total assets. The Funds may not lend money or securities except to the extent that investments may be considered loans.

Because The Chapman US Treasury Fund will invest only in US Treasury securities, and repurchase agreements fully collateralized by US Treasury securities, it will not invest more than 25% of its assets in investments in any industry. The Chapman Institutional Cash Management Fund may not invest more than 5% of the current value of its total assets in any one issuer, except the US Government and its agencies and instrumentalities, and may not invest more than 25% of the current value of its total assets in securities of issuers conducting their principal business activities in the same industry. The Chapman Institutional Cash Management Fund reserves freedom of action to invest more than 25% of its assets in obligations of domestic branches of domestic banks. There is no limit on the portion of the Fund's assets which may be invested in obligations of US banks. The Fund may not invest more than 5% of its total assets in obligations of savings banks and savings and loan associations and not more than 25% of its total assets in obligations of US branches of foreign banks.

Neither Fund may invest more than 10% of its net assets in securities that are not readily marketable, including securities restricted as to disposition under the Securities Act of 1933, repurchase agreements having maturities of more than seven days, fixed time deposits subject to withdrawal penalties having maturities of more than seven days and floating and variable rate obligations if the demand feature has a notice period of more than seven days.

The Chapman US Treasury Money Fund's investment objectives and its policy of limiting investments to US Treasury securities and repurchase agreements fully collateralized by US Treasury securities, and the investment policies and limitations of both Funds set forth in the preceding paragraphs under this caption are fundamental policies that may be changed only with stockholder approval.

Additional information concerning the Funds' investment activities is provided in the Statement of Additional Information.

                                      MANAGEMENT

BOARD OF DIRECTORS

          The Funds are managed by the Company's Board of Directors. All of the Directors are members of minority groups. The Board of Directors approves all significant agreements between each Fund and other Series of the Company and between each Fund and persons who furnish services to the Funds, including the Funds' agreements with the Investment Advisor and the Distributor. The Board of Directors delegates to the Company's officers and the Investment Advisor responsibility for day-to-day operations of the Funds. All of the officers of the Company are directors, officers or employees of the Investment Advisor and/or the Distributor.

THE INVESTMENT ADVISOR

The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center -Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202. As of February 26, 1998, the Investment Advisor is a wholly-owned subsidiary of Chapman Capital Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling stockholder, President and Chairman of the Board of Directors of Chapman Capital Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Investment Advisor.

The Investment Advisor has sole investment discretion for each Fund and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with the Funds' stated policies. The Investment Advisor selects investments for the Funds and places purchase and sale orders on behalf of the Funds. The Investment Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of 1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly.

The Investment Advisor has been in the investment advisory business since 1988 and has acted as investment advisor to the Funds since May 1989. Prior to May 1991, the Investment Advisor delegated its investment advisory and management responsibilities to others. Since May 1991, the Investment Advisor has provided these services to the Funds. The Investment Advisor has also served as the investment advisor to a closed-end non-diversified investment company since 1995 and to the DEM Equity Fund, another Series of the Company, since 1997. In addition, the Investment Advisor serves as portfolio manager to private accounts. As of October 31, 1997, the Investment Advisor had approximately $430 million in assets under management.

THE DISTRIBUTOR

The Distributor, The Chapman Co., is a registered broker-dealer and a member of the NASD. The Distributor is located at The World Trade Center--Baltimore, 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. As of February 26, 1998, the Distributor is a wholly-owned subsidiary of Chapman Holdings, Inc. Nathan A. Chapman, Jr., who is the controlling shareholder, President, Chairman of the Board of Chapman Holdings, Inc., is President and Chairman of the Board of Directors of the Company and President and Chairman of the Board of Directors of the Company and the Distributor.

The Distributor processes investor purchase and redemption orders, responds to inquiries from stockholders of the Funds concerning their accounts and the Funds' operations and communicates with the Company and the Transfer Agent on behalf of the Funds' stockholders. The Distributor does not receive a fee or reimbursement of expenses from the Funds or their stockholders in connection with sales of the Funds' shares. The Investment Advisor may make payments to the

Distributor and the Distributor may make payments to other broker-dealers in connection with the sale of Fund shares.

EXPENSES

The Advisor bears all expenses in connection with the performance of its advisory and administrative services. The Funds bear all other expenses incurred in their operations. These include the Advisor's management and administration fees, taxes, fees of its directors who are not officers, costs of directors meetings, fees payable to the Securities and Exchange Commission, state securities qualification fees, costs of preparing and printing prospectuses for existing stockholders, fees and expenses of the Custodian and Transfer Agent, certain insurance costs, costs of the Company's membership in the Investment Company Institute, auditing and legal expenses, costs of stockholder reports and meetings, and any extraordinary expenses. The Funds also pay for brokerage fees and commissions in connection with the purchase and sale of portfolio securities. Expenses which are not attributable solely to one of the Funds are allocated between them in proportion to the net assets of each Fund. All expenses were borne by the US Treasury Money Fund in fiscal year 1997 as The Chapman Cash Management Fund had no activity during the year. For the entire 1997 fiscal year, the Advisor agreed to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) of each Fund in excess of .65% and .75% of average daily net assets for The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively.
The actual expenses of The Chapman US Treasury Money Fund prior to reimbursement of expenses was 0.93% of average daily net assets. The actual other expenses of The Chapman US Treasury Money Fund for the year ended October 31, 1997 prior to reimbursement of other expenses was .33% of average daily net assets.

Effective January 1, 1998, the Advisor has agreed to continue to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for the Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund, respectively, until December 31, 1998. The Advisor's obligation will be limited to the total of its advisory and administration fees.

BROKERAGE

The Distributor may effect brokerage transactions for the Funds in compliance with the requirements of the 1940 Act.

CUSTODIAN

UMB Bank, N.A., 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian for the Funds' portfolio securities.

TRANSFER AGENT

Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, serves as transfer agent and dividend paying agent (the "Transfer Agent") for the Funds' shares pursuant to a Shareholder Services Agreement. Under the Agreement, the Transfer Agent has agreed to (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its shareholders of record, including reports to stockholders and proxy materials for meetings of stockholders; and (5) make periodic reports to the Company.

                                  PURCHASE OF SHARES

Shares of each Fund are sold without sales charge by the Distributor at net asset value, normally $1 per share, on each day the New York Stock Exchange is open for business. The Chapman US Treasury Money Fund is intended primarily for state and local governments and their authorities and agencies. The Chapman Institutional Cash Management Fund is intended primarily for corporations, pension and endowment funds and other institutions. Fund shares may not be purchased by individuals. The minimum initial investment for each Fund is $1,000,000. There is no minimum for subsequent purchases. The initial investment must be accompanied by an Application. The Company reserves the right to reject any purchase order.

Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. ("The Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased.

Shares of each Fund may be purchased by telephone and bank wire as follows:


          (a) For an initial investment, an account number should be obtained by calling the Transfer Agent at (800) 752-1013. The following information will be required: the name of the fund, the name and address in which the account will be registered, tax identification number, the amount being wired and the identity of the wiring bank.


          (b) For additional investments, the Transfer Agent should be advised by telephone of the name of the fund, the name of the account, account number, the amount of the investment and the identity of the wiring bank.


          (c) In either case, the investor's bank should wire federal funds to the Transfer Agent. The name of the fund, the name of the account and account number of the investor should be included in the wire. An investor's bank may impose a charge for this service.

Shares may also be purchased by mail as follows:

       (a) For initial investment, the Funds' Application must be completed and signed.


       (b)          A check should be made payable to The Chapman Funds, Inc.
                    (indicate the name of the particular fund).


       (c) The Application and the check should be sent to The Chapman Funds, Inc. at the address set forth on the cover page of this Prospectus.

Investors may purchase shares through registered broker-dealers. Broker-dealers not affiliated with the Company or the Advisor may charge a fee for processing orders on behalf of their customers. Shares may be purchased from the Funds without payment of fees.

Federal funds are moneys held by a commercial bank on deposit in one of the US Federal Reserve branch banks. Dealers in the securities in which the Funds will invest usually require immediate payment in federal funds. Since a payment for the purchase of shares cannot be invested until it is converted into and available in federal funds, it must be so available before a share purchase order can be considered effective.

If payment is transmitted by check, an order will not be effective until received by the Transfer Agent and converted to federal funds, normally within one business day for checks drawn on a member of the Federal Reserve System. It would take longer for most other checks. A request for redemption of shares purchased by check will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. During this period the shares will continue to accrue dividends.

All purchases of Fund shares will be credited to the stockholder in an account maintained for the stockholder by the Transfer Agent in full and fractional shares of the Fund (rounded to the nearest 1/1000th of a share). A monthly statement of account will be mailed to the stockholder within five business days after the end of each month.

The principal underwriter of the Funds is The Chapman Co. (the "Underwriter"), located at 401 E. Pratt Street, 28th Floor, Baltimore, Maryland 21202. Listed below are persons affiliated with both the Funds and Underwriter.

--------------------------------------------------------------------------------
        Name and Principal             Position With          Position With
         Business Address               Underwriter               Funds
--------------------------------------------------------------------------------
                                      Director, President    Director and
 Nathan A. Chapman, Jr                and Chief Executive    President
 The Chapman Co.                      Officer
 401 East Pratt Street
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
        Name and Principal             Position With          Position With
         Business Address               Underwriter               Funds
--------------------------------------------------------------------------------
                                   Director, Senior Vice  Secretary and
                                   President, Secretary   Assistant Treasurer
 Earl U. Bravo, Sr.                and Assistant
 The Chapman Co.                   Treasurer
 401 East Pratt Street
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------
                                   Treasurer and          Treasurer and
 M. Lynn Ballard                   Assistant Secretary    Assistant Secretary
 The Chapman Co.
 401 East Pratt Street
 28th Floor
 Baltimore, MD  21202.
--------------------------------------------------------------------------------

                                       EXCHANGES

Shares of one Fund may be exchanged for shares of the other Fund. An exchange may be made by telephone to the Transfer Agent at (800)752-1013 if the exchange is to an existing account and both accounts are registered in the same name. Information concerning exchanges in other circumstances is included in the Statement of Additional Information and may be obtained by telephone from the Distributor or the Transfer Agent. An exchange of shares will be effected at the net asset value per share of each Fund, normally $1 per share, next determined after receipt by the Transfer Agent of a request for exchange and any required documentation.

During times of drastic economic or market changes, the exchange privilege may be difficult to implement. A stockholder may prefer to use express mail or commercial delivery.

An exchange of shares is treated for federal income tax purposes as a redemption of the exchanged shares and a purchase of the shares received. A capital gain or loss may be realized on the transaction.

Exchanges will be required to meet the minimum initial investment requirement of each Fund. There is no charge for an exchange. The Funds will give stockholders at least 60 days' prior notice if the exchange privilege is modified or terminated.

                                  REDEMPTION OF SHARES

Investors may request redemption of shares at any time and the shares will be redeemed at the next determined net asset value, normally $1 per share. No charges are made when shares are redeemed.

Shares may be redeemed by telephone or by wiring instructions (which must include the stockholder's name and account number) to the Transfer Agent. Telephone requests should be made to the telephone number set forth on the cover page of this Prospectus. Wire instructions should be sent to the Transfer Agent by facsimile to the number provided by the Shareholder Servicing Representative.

Payment will be made by the Transfer Agent to the stockholder's bank account at any commercial bank designated by the stockholder in the Application, or by check payable to the stockholder and mailed to the address specified in the Application. There is currently no charge to a stockholder for a wire transfer.

The Transfer Agent will, at the request of stockbrokers who are approved by the Company and who act as agents for stockholders in effecting redemptions, wire redemption proceeds to the broker's bank account for credit to the stockholder if the stockholder has designated the broker's bank account for receipt of such payment in the Application. Brokers may charge a fee for this service.

Shares may also be redeemed by mail, and must be redeemed by mail when the proceeds are not to be sent to the stockholder at the address set forth in the Application, or wired to the stockholder's bank account designated in the Application. Information concerning procedures for redeeming shares in these circumstances is set forth in the Statement of Additional Information and can be obtained by telephone from the Distributor or the Transfer Agent.

Redemptions of a Fund's shares will be made at the net asset value per share of the Fund, normally $1 per share, next determined after receipt by the Transfer Agent of a redemption request in proper form, including all required documentation. Although each Fund attempts to maintain a constant net asset value of $1 per share, if it should be unable to do so, the proceeds of redemption may be more or less than the stockholder's cost.

The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds may suspend redemptions or postpone payment for more than seven days when permitted or required by law to do so.

For redemption requests received prior to 12:00 p.m. (Eastern time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern time), redemption proceeds will be available for payment to the shareholder on such next business day.

The Funds will not effect redemptions and will not mail redemption proceeds until checks received in payment for shares purchased have cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. During this period shares will continue to accrue dividends.

                                   NET ASSET VALUE

The net asset value of shares of each Fund is determined each day as of the close of trading on The New York Stock Exchange, presently 4:00 p.m. (Eastern
Time). The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for certain Federal and other holidays. Net asset value per share of a Fund is calculated by adding the value of all securities, cash and other assets of the Fund, subtracting the liabilities, and dividing the result by the number of shares outstanding. Income and expenses (including advisory and administration fees) are accrued daily and taken into account in computing net asset value. Both Funds use the amortized cost method to value portfolio securities and seek to maintain a constant net asset value of $1 per share. The Funds may not be successful in maintaining a $1 net asset value at all times.

                                 DIVIDENDS AND TAXES

All of the net income of each Fund is declared as a dividend daily and paid monthly. Stockholders will be credited with a dividend on the business day on which the purchase order for the shares is effective, provided that the investor notifies the Transfer Agent of its intention to invest by 12:00 p.m., and wire payment is received by 4:00 p.m., and continues to earn dividends through the day before the redemption order becomes effective, for redemption requests received prior to 12:00 p.m. Dividends are paid in additional shares of the Fund unless the investor has elected prior to the payment date to receive cash.

The Funds have qualified and intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income taxes on income distributed to their stockholders. Stockholders, unless exempt, will pay federal income taxes on dividends paid by the Funds, regardless of whether the dividends are received in cash or reinvested in additional shares and regardless of whether the dividends are treated as ordinary income or capital gains. The Funds will notify stockholders annually of the federal income tax consequences of distributions made by the Funds.

Each Fund will be subject to a 4% nondeductible excise tax to the extent the Fund does not meet certain distribution requirements by the end of each calendar year. Each Fund intends to make sufficient distributions to avoid application of this excise tax.

                                        YIELD

From time to time the Funds may advertise or make available information as to their "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the income generated by an investment in a Fund over a seven-day period. The period covered will be included in advertisements or other publications. This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly except that, when annualized, the income earned by the Funds is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

                                  OTHER INFORMATION


CAPITAL STOCK

The Company was incorporated November 22, 1988 under the laws of the State of Maryland under the name The Chapman Funds, Inc. It is a registered open-end, diversified management investment company under the 1940 Act set up as a "series fund" which is a mutual fund divided into separate portfolios, each of which is treated as a separate entity for certain matters under the 1940 Act and for tax and other purposes. A stockholder of one Series is not deemed to be a stockholder of any other Series. The Company's charter authorizes the Board to issue 10 billion full and fractional shares of common stock, par value $.001 per share, of which 2 billion shares are designated The Chapman US Treasury Money Fund shares, 2 billion shares are designated The Chapman Institutional Cash Management Fund shares, 1 billion are designated as DEM Equity Fund Investor Class shares and 1 billion are designated as DEM Equity Fund Institutional Class shares. Under the Company's charter documents and Maryland law, the Board has the power to classify or reclassify any unissued shares of the Company into one or more additional classes by setting or changing in any one or more respects their relative rights, voting powers, restrictions, limitations as to dividends, qualifications and terms and conditions of redemption. The Board may similarly classify or reclassify any class of its shares into one or more series and, without stockholder approval, may increase the number of authorized shares of the Company. All shares of the Funds, when issued, will be fully paid and nonassessable.

All shares of the Company have equal voting rights and will be voted in the aggregate, and not by class, except where class voting is required by law or the matter affects only one class. There is no provision for cumulative voting.

The Company is not required under Maryland law to hold annual meetings of stockholders for the election of Directors and currently does not intend to do so. Stockholders have the right to call for a meeting to consider the removal of one or more of the Company's directors if the request is made in writing by the holders of at least 10% of the Company's outstanding voting securities. The Company will assist in calling the meeting as required under the 1940 Act.

On January 31, 1998 Maryland Teachers and State Employees' Supplemental Retirement Agency owned 42%, the City of Philadelphia owned 19%, the State of Mississippi owned 9%, Bank of New York as Trustee for Prince George's County owned 8%, and Union Planters National Bank, the School District of Philadelphia, Howard County, the Mayor and City Council of Baltimore, Alabama State University, the Wisconsin Housing Economic Development Authority, Alpha Phi Alpha Fraternity, Inc., Prince George's County, Central Mississippi Civic Improvement Association, Inc., First Tennessee Bank, and the City of Philadelphia Sheriff's Office owned the remaining shares of The Chapman US Treasury Money Fund. There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1996 through October 31, 1997.

Stockholders of record will receive unaudited semi-annual reports and an annual report containing financial statements audited by independent auditors. Investors may obtain information about other classes of the Company by contacting the Distributor at the telephone number listed on the back of this Prospectus.

THE YEAR 2000 PROBLEM

Like other investment companies, financial and business organizations and individuals around the world, each Fund could be adversely affected if the computer systems used by its Investment Advisor and other service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 200 Problem." The Company is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

STOCKHOLDER INQUIRIES

Investors may write or call the Distributor or the Transfer Agent at the addresses and telephone numbers on the back cover of this Prospectus with any questions relating to their investment.

                         THE CHAPMAN US TREASURY MONEY FUND
                   THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND
                                      PROSPECTUS


                                     March 2, 1998





             Investment Advisor, Transfer Agent and Dividend Paying Agent


                           CHAPMAN CAPITAL MANAGEMENT, INC.
                            World Trade Center - Baltimore
                          401 East Pratt Street, 28th Floor
                              Baltimore, Maryland  21202
                                    (410) 625-9656

                                      Custodian

                                    UMB BANK, KC
                                   928 Grand Avenue
                          Kansas City, Missouri  64141-6226



                                     Distributor

                                   THE CHAPMAN CO.
                            World Trade Center - Baltimore
                          401 East Pratt Street, 28th Floor
                              Baltimore, Maryland  21202
                                    (410) 625-9656
                                    (800) 752-1013



No person is authorized to make any representations in connection with this offering other than those included in this Prospectus or in supplemental sales literature issued by the Fund or its Distributor.

                          THE CHAPMAN US TREASURY MONEY FUND
                    THE CHAPMAN INSTITUTIONAL CASH MANAGEMENT FUND

                            WORLD TRADE CENTER - BALTIMORE
                          401 EAST PRATT STREET, 28TH FLOOR
                              BALTIMORE, MARYLAND 21202
                      TELEPHONE: (410) 625-9656, (800) 752-1013

                  Statement Of Additional Information, March 2, 1998



This Statement of Additional Information is not a prospectus and is only authorized for distribution when preceded or accompanied by the Company's prospectus dated March 2, 1998 (the "Prospectus"). This Statement of Additional Information contains additional information to that set forth in the Prospectus and should be read in conjunction with the Prospectus. A copy of the Prospectus may be obtained without charge by writing the Funds' Distributor, The Chapman Co., World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, or calling at (410) 625-9656,
(800) 752-1013.


                                  TABLE OF CONTENTS


     Investment Program       B-2       Dividends                B-13
     Management               B-4       Taxes                    B-14
     Purchase of Shares       B-10      Yield                    B-14
     Exchanges                B-10      Capital Stock            B-15
     Redemption of Shares     B-11      Counsel to the Company   B-15
     Portfolio Transactions   B-11      Experts                  B-16
     Net Asset Value          B-13      Financial Statements     B-16

                                  INVESTMENT PROGRAM

The following information supplements the discussion of the investment policies of the Funds found under "Investment Program" in the Prospectus. Except for the investment objectives and policies of The Chapman US Treasury Money Fund and the matters specified under "Investment Limitations" in the Prospectus and the Statement of Additional Information, all matters described herein and in the Prospectus are not fundamental and may be changed without the approval of stockholders.

The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund (each the "Fund" and collectively the "Funds") are each a series of The Chapman Funds, Inc., an open-end management investment company, known as a "series fund" (the "Company"; the Funds and each other series of the Company are herein referred to as a "Series"). The Chapman US Treasury Money Fund invests in US Treasury obligations and repurchase agreements fully collateralized by such obligations. The Chapman Institutional Cash Management Fund invests in high quality short-term money market securities, including US Government obligations, bank instruments, commercial paper and repurchase agreements.

ADDITIONAL INFORMATION ON INVESTMENTS

BANK OBLIGATIONS

Domestic banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose obligations may be purchased by The Chapman Institutional Cash Management Fund are insured by the FDIC (although such insurance may not be of benefit to the Fund, depending upon the nature and principal amount of the obligation of each bank held by the Fund) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal and state laws and regulations, US banks, among other things, are generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

Obligations of US branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of US branches of foreign banks may not necessarily be insured by the FDIC. In addition, less information may be publicly available about a US branch of a foreign bank than about a domestic bank.

COMMERCIAL PAPER RATINGS

Moody's Investors Service, Inc. ("Moody's") describes its two highest commercial paper ratings as follows: "P-1 - the highest grade possessing greater relative strength; P-2 - second highest grade possessing less relative strength than the highest grade." Standard & Poor's Corporation ("S&P") describes its two highest commercial paper ratings as follows: "A-1 - judged to be the highest investment grade category possessing the highest relative strength; A-2 - investment grade category possessing less relative strength than the highest rating."

If a portfolio security ceases to be a first tier security, as defined in Rule 2a-7 of the Investment Company Act of 1940, (either because it no longer has the highest rating from the requisite nationally recognized statistical rating organization or the Board of Directors determines that it is no longer of comparable quality to a first tier security), the security will be disposed of unless it matures within five days or unless the Board of Directors determines that other action is in the best interests of the Fund and its shareholders.

INVESTMENT LIMITATIONS

In addition to the limitations described under "Investment Limitations" in the Prospectus, each of the Funds may not:

     (i) make short sales of securities, write put or call options or purchase securities on margin;

     (ii) underwrite securities of other issuers except to the extent that a Fund's purchase of certain investments from an issuer or an underwriter for the issue and subsequent disposition of such investments in accordance with the Fund's investment program may be deemed an underwriting;

     (iii) lend portfolio securities except to the extent that a reverse repurchase agreement may be deemed a loan of the securities which the Fund is obligated to repurchase;

     (iv) own more than 10% of the outstanding voting securities of any issuer;

     (v) purchase or sell real estate or real estate mortgage loans (other than securities secured by real estate or interests in real estate or securities of issuers that invest in real estate or interests in real estate);

     (vi) purchase or sell commodities or commodity contracts including futures contracts; or

     (vii) purchase securities of other investment companies (except as part of a merger, consolidation, reorganization or purchase of assets approved by the Fund's stockholders).

If a percentage limitation set forth in the Prospectus or herein is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of the limitation.

The investment objectives and policies of The Chapman US Treasury Money Fund and the investment limitations described above and in the Prospectus are fundamental policies and may be changed for a Fund only when permitted by law and approved by the holders of a majority of the Fund's outstanding shares, as described under "Capital Stock."

The address of each director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, 28th Floor, Baltimore, Maryland 21202.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

                                     MANAGEMENT

DIRECTORS AND OFFICERS

The Directors and executive officers of the Company are listed below. Directors deemed to be "interested persons" of the Company for purposes of the Investment Company Act of 1940, as amended (the "1940 Act") are indicated by an asterisk.

--------------------------------------------------------------------------------
                                              Principal
                           Positions(s)       Occupations (s)
                           Held with          During
 Name and Address          Registrant    Age  Past 5 Years
--------------------------------------------------------------------------------
 *  Nathan A. Chapman, Jr. Director      40   President and Director since 1986
 401  E. Pratt St., 28th   and                of The Chapman Co. President and
 Floor                     President          Director of Chapman Capital
 Baltimore, Maryland                          Management, Inc. since 1992.
 21202                                        President and Director of DEM,
                                              Inc. (a closed-end investment
                                              company managed by the Investment
                                              Advisor) since 1995.  President
                                              and Director of Chapman Holdings,
                                              Inc., Chapman Capital Holdings,
                                              Inc. and Chapman Insurance Agency
                                              Incorporatedsince 1997.
--------------------------------------------------------------------------------
 James B. Lewis            Director      50   City Administrator, City of Rio
 401 E. Pratt St., 28th                       Rancho since March 1996. Chief
 Floor                                        Clerk - State Corporation
 Baltimore, Maryland                          Commission of New Mexico from
 21202                                        April 1995 until March 1996,
                                              Chief of Staff, Office of the
                                              Governor of New Mexico from Jan.
                                              1991 to April 1995.  Director of
                                              DEM, Inc.
--------------------------------------------------------------------------------
 Wilfred Marshall          Director      62   Principal, Marshall Enterprises
 401 E. Pratt St., 28th                       since 1994.  Director, Mayor's
 Floor                                        Office of Small Business
 Baltimore, Maryland                          Assistance - City of Los Angeles
 21202                                        1981 until 1994.
--------------------------------------------------------------------------------
 Lottie H. Shackelford     Director      56   Executive Vice President of
 401 E. Pratt St., 28th                       Global USA since 1994.
 Floor                                        Independent Consultant, City
 Baltimore, Maryland                          Director of the City of Little
 21202                                        Rock, Arkansas, 1978 to 1995.
                                              Director of DEM, Inc. Director
                                              of Chapman Holdings, Inc.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 * Levi Watkins, Jr., MD   Director      53   Professor of Cardiac Surgery and
 401 E. Pratt St., 28th                       Associate Dean of the Johns
 Floor                                        Hopkins University, School of
 Baltimore, Maryland                          Medicine since July 1984.
 21202
--------------------------------------------------------------------------------
 Ronald A. White           Director      48   Senior Partner, Ronald A. White,
 401 E. Pratt St., 28th                       P.C., since 1982, Director of
 Floor                                        DEM, Inc.
 Baltimore, Maryland
 21202
--------------------------------------------------------------------------------
 Dr. Benjamin Hooks        Director      72   Senior Vice President of The
 401 E. Pratt St., 28th                       Chapman Co. since May 1993.
 Floor                                        Executive Director of the NAACP
 Baltimore, Maryland                          from 1977 to April 1993.
 21202                                        Director of DEM, Inc.
--------------------------------------------------------------------------------
 David Rivers              Director      54   Director of Community
 401 E. Pratt St., 28th                       Development Medical University
 Floor                                        of South Carolina Environmental
 Baltimore, Maryland                          Hazards Assessment Program since
 21202                                        1994; President, Research
                                              Planning and Management from
                                              1991 to 1994.
--------------------------------------------------------------------------------
 * Valerie A. Chapman      Vice -        36   Administrator of The Chapman Co.
 401 E. Pratt St., 28th    President          since March 1988.  She is
 Floor                                        married to Nathan A. Chapman,
 Baltimore, Maryland                          Jr.
 21202
--------------------------------------------------------------------------------
 Earl U. Bravo, Sr.        Secretary     50   Chief Operating Officer since
 401 E. Pratt St., 28th    and                1992 and Secretary and Assistant
 Floor                     Assistant          Treasurer since 1997 of The
 Baltimore, Maryland       Treasurer          Chapman Co. Vice President,
                                              Secretary and Assistant Treasurer
                                              of DEM, Inc. Senior Vice
                                              President, Secretary, Assistant
                                              Treasurer and Director of Chapman
                                              Holdings, Inc. since 1997.
                                              Secretary, Assistant Treasurer and
                                              Director of Chapman Capital
                                              Holdings, Inc. and Chapman
                                              Insurance Agency Incorporated
                                              since 1997.
--------------------------------------------------------------------------------
 M. Lynn Ballard           Treasurer     55   Controller since 1988 and
 401 E. Pratt St., 28th    and                Treasurer and Assistant
 Floor                     Assistant          Secretary since 1997 of The
 Baltimore, Maryland       Secretary          Chapman Co. Treasurer since 1990,
                                              Controller since December 1995
                                              and Assistant Secretary since 1997
                                              of Chapman Capital Management,
                                              Inc.  Treasurer and Assistant
                                              Secretary of DEM, Inc. Treasurer,
                                              Assistant Secretary and Controller
                                              of Chapman Holdings, Inc., Chapman
                                              Capital Holdings, Inc. and Chapman
                                              Insurance Agency Incorporated
                                              since 1997.
--------------------------------------------------------------------------------

The address of each director and officer is World Trade Center - Baltimore, 401
E. Pratt Street, 28th Floor, Baltimore, Maryland  21202.

Directors of the Company who are not officers receive from the Company a fee of $1,000 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at meetings. Officers of the Company do not receive compensation from the Company.

COMPENSATION TABLE


--------------------------------------------------------------------------------
                                    Retirement or                 Total
                                    Pension          Estimated    Compensation
                                    Benefits         Annual       from Company
                      Aggregate     Accrued as Part  Benefits     and Fund
 Name of Person/      Compensation  of Company       upon         Complex Paid
 Position             from Company  Expenses         Retirement   to Directors
--------------------------------------------------------------------------------
 Nathan A. Chapman,       None            None          None           None
 Jr.
 Director, Chairman,
 President
--------------------------------------------------------------------------------
 James Lewis             $4,000           None          None          $8,000
 Director
--------------------------------------------------------------------------------
 Lottie Shackelford      $4,000           None          None          $8,000
 Director
--------------------------------------------------------------------------------
 Levi  Watkins, Jr.,      None            None          None           None
 Md
 Director

--------------------------------------------------------------------------------
 Ronald A. White
 Director                $3,000           None          None          $6,000
--------------------------------------------------------------------------------
 Dr. Benjamin Hooks      $4,000           None          None          $5,000
 Director
--------------------------------------------------------------------------------
 Wilfred Marshall        $4,000           None          None          $4,000
 Director
--------------------------------------------------------------------------------
 David Rivers            $3,000           None          None          $3,000
 Director
--------------------------------------------------------------------------------

Under the Company's charter and Maryland law, Directors and officers of the Company are not liable to the Company or its stockholders except for receipt of an improper personal benefit or active and deliberate dishonesty. The Company's charter requires that it indemnify its Directors and officers against liabilities unless it is proven that a director or officer acted in bad faith or with active and deliberate dishonesty or received an improper personal benefit. These provisions are subject to the limitation under the 1940 Act that no director or officer may be protected against liability to the Company for willful misfeasance, bad faith, gross negligence or reckless disregard for the duties of his office.

Levi Watkins, Jr., MD is an interested director of the Company, as defined under the Investment 1940 Act, because his brother, Donald Watkins, Esquire, is a member of the Board of Directors of The Chapman Co.

For so long as the Distribution Plan described in the Prospectus section captioned "Management -- The Distributor" remains in effect, the Directors of the Company who are not "interested persons" of the Company, as defined in the 1940 Act, will be selected and nominated by the Directors who are not "interested persons" of the Company.

THE INVESTMENT ADVISOR

The Investment Advisor, Chapman Capital Management, Inc., has been retained under an investment advisory and administrative services agreement ("Advisory and Administrative Services Agreement") to provide investment advice and, in general, to conduct the management and investment program of each Fund in accordance with each Fund's investment objectives, policies, and restrictions and under the supervision and control of the Company's Board of Directors. The Investment Advisor was established in 1988 and is located at The World Trade Center - Baltimore, 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202.

As of February 26, 1998, the Investment Advisor is a wholly-owned subsidiary of Chapman Capital Holdings, Inc., which is structured as a holding company of the Investment Advisor. Nathan A. Chapman, Jr., who is the controlling stockholder of Chapman Capital Holdings, Inc., is a controlling person (as that term is defined under the 1940 Act) of Chapman Capital Holdings, Inc. and, therefore, a controlling person of the Investment Advisor.

            The table below sets forth the names of affiliated persons of the Company who are also affiliated persons of the Investment Advisor:

--------------------------------------------------------------------------------
        Name and
   Principal Business     Position With Investment     Position With Company
         Address                  Advisor
--------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.  President and Director      President and Director
 401 E. Pratt St.
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------
 Earl U. Bravo, Sr.      Director, Secretary and     Secretary and Assistant
 401 E. Pratt St.        Assistant Treasurer         Treasurer
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------
 M. Lynn Ballard         Treasurer and Assistant     Treasurer and Assistant
 401 E. Pratt Street     Secretary                   Secretary
 28th Floor
 Baltimore, MD  21202
--------------------------------------------------------------------------------

The Investment Advisor has sole investment discretion for the Funds and makes all decisions affecting assets in the Funds' portfolios under the supervision of the Company's Board of Directors and in accordance with each Fund's stated policies. The Investment Advisor selects investments for each Fund and places purchase and sale orders on behalf of the Funds. The Investment Advisor receives from each Fund an advisory fee at an annual rate of .5% of each Fund's average daily net assets and an administration fee of .1% of each Fund's average daily net assets. Both fees are calculated daily and paid monthly. For the years ended October 31, 1997, 1996, and 1995 the Advisor received management and administrative fees of $253,201 and $50,640, $200,323 and $40,064, and $148,368
and $29,674 respectively, from The Chapman US Treasury Money Fund. The Investment Advisor reimbursed expenses above .65% of average daily net assets for The Chapman US Treasury Money Fund for the years ended October 31, 1997, 1996, and 1995 amounting to $134,280, $48,517, and $66,577, respectively.
During fiscal year 1991, The Chapman Institutional Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders.
There has been no activity, including subscriptions for purchases of shares, in The Chapman Institutional Cash Management Fund since that time. However, The Chapman Institutional Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

Effective January 1, 1998, the Investment Advisor has agreed to continue to bear annual expenses (excluding income, excise and other taxes and extraordinary expenses) in excess of .65% and .75% of average daily net assets for the Chapman US Treasury Money Fund and the Chapman Institutional Cash Management Fund, respectively, until December 31, 1998.

In connection with the provision of advisory services, the Investment Advisor will obtain and provide investment research and will supervise each Fund's investments each conduct a continuous program of investment, evaluation and, if appropriate, sale and reinvestment of the Funds' assets. The Investment Advisor will place orders for the purchase and sale of portfolio securities and will solicit brokers to execute transactions, including The Chapman Co., in accordance with the Company's policies and restrictions regarding brokerage allocations. The Investment Advisor will furnish to the Company such statistical information with respect to the investments which the Fund may hold or contemplate purchasing as the Company may reasonably request. Further, the Investment Advisor will supply office facilities, data processing services, clerical, accounting and bookkeeping services, internal auditing services, executive and other administrative services; provide stationery and office supplies; prepare reports to the Fund's stockholders, tax returns and reports to and filings with the SEC and state Blue Sky authorities; calculate the net asset value of each Fund's shares; provide persons to serve as the Company's officers and generally assist in all aspects of the Company's operations. The Investment Advisor will pay for its own costs in providing the above listed services.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following table sets forth, to the Company's knowledge, the name, address and percentage of the outstanding shares of the Fund owned beneficially by each person who owned beneficially 5% or more of the outstanding common stock as of January 31, 1998, the latest practicable date.


--------------------------------------------------------------------------------
     NAME OF BENEFICIAL OWNER                 ADDRESS                   %
--------------------------------------------------------------------------------
 Maryland Teachers and State      6 St. Paul Street, Suite 200         42%
 Employees Supplemental           Baltimore, MD 21202
 Retirement Agency
--------------------------------------------------------------------------------
 City of Philadelphia             640 MSB, 1404 JFK Boulevard          19%
                                  Philadelphia, PA 19102-1681
--------------------------------------------------------------------------------
 State of Mississippi             PO Box 138                            9%
                                  Jackson, MS 39205
--------------------------------------------------------------------------------
 Bank of New York as Trustee for  101 Barclay Street, 21st Floor        8%
 Prince Georges County, MD        New York, NY 10286
--------------------------------------------------------------------------------


Because the Maryland Teachers and State Employees Supplemental Retirement Agency owns 42% of the issued and outstanding common stock of The Chapman US Treasury Money Fund, as of January 31, 1998, such stockholder is deemed to control the Fund. Accordingly, such stockholder has significant power to affect the affairs of the Fund or to determine or influence the outcome of matters submitted to a vote of the stockholders of the Fund.

There were no shares of The Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1996 through October 31, 1997.

DISTRIBUTOR

                 Net             Compensation
 Name of         Underwriting    on Redemption
 Principal       Discounts and   and             Brokerage       Other
 Underwriter     Commissions     Repurchases     Commissions     Compensation
 -----------     -----------     -----------     -----------     ------------

 The Chapman     None            None            None            None
 Co.

The Chapman Co. acts as exclusive underwriter for the Funds on a best efforts basis. The Chapman Co. sells shares to investors without a sales charge. It receives no commissions or expenses from the Company. It may pay commissions to its sales representatives or to other broker-dealers for sales of Fund shares.

CUSTODIAN

UMB Bank, KC, 928 Grand Avenue, Kansas City, Missouri 64141-6226, serves as custodian of the Funds. Under the Custody Agreement, the Bank has agreed to:
(i) maintain a separate account or accounts in the name of each of the Funds;
(ii) receive, hold and deliver portfolio securities for the account of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) disburse funds to purchase portfolio securities, pay dividends and expenses and for other corporate purposes; and (v) make periodic reports to the Board of Directors concerning the Funds' operations.

TRANSFER AGENT

Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202, serves as transfer agent and dividend paying agent pursuant to a Shareholder Services Agreement. Under the Agreement, the Transfer Agent has agreed to: (1) purchase and redeem shares of the Funds for stockholders; (2) maintain stockholder accounts; (3) distribute dividends in accordance with stockholder elections; (4) transmit communications by the Company to its stockholders of record, including reports to stockholders and proxy materials for meetings of stockholders, and (5) make periodic reports to the Company. For its services under the Agreement, the Transfer Agent will be compensated $18.00 per account, with a monthly minimum of $1,500.00 per Fund excluding out-of-pocket expenses.

CERTAIN EXPENSE LIMITATIONS

If expenses borne by any Fund in any fiscal year exceed expense limitations imposed by applicable state securities regulations, the Advisor will reimburse the Company for any such excess to the extent required by such regulations. Reimbursement would be made no less frequently than the payment of fees to the Advisor.

                              PURCHASE OF SHARES

Shares of each Fund may be purchased by telephone and bank wire and by mail as described in the Prospectus.

Each Fund's shares are sold at the net asset value per share of the Fund next determined after an order is accepted by Chapman Capital Management, Inc. (the "Transfer Agent") and federal funds are received by the Transfer Agent. Stockholders begin earning dividends on the day following the day on which the purchase order for the shares is effective; provided, however, that if the investor notifies the Fund by 12:00 p.m. (Eastern Time) of its intention to wire payment and such wire payment is received by the Transfer Agent by 4:00 p.m. (Eastern Time) the same day, stockholders begin earning dividends on the same day the shares are purchased. Payments transmitted by check will normally be converted to federal funds by the Transfer Agent, as agent for the investor, within one business day for checks drawn on a member bank of the Federal Reserve System, at which time the purchase would normally become effective. It will take longer for most other checks. All checks are accepted subject to collection at full face value in US funds and must be drawn in US dollars on a US bank. If purchases are made by check, redemption of such shares will not be effective, and the redemption proceeds will not be available, until the check has cleared, which may take up to 15 days. Shares will continue to accrue dividends during this period.

                                    EXCHANGES

Shares of one Fund may be exchanged at net asset value for shares of the other Fund without charge. An exchange may be made by telephone as set forth in the Prospectus. An exchange may also be made by mail and must be made by mail if a new account must be opened or the accounts are not identically registered.

An exchange may be made by letter to The Chapman Funds at the address set forth on the cover page of the Prospectus. The letter should be addressed to the Fund whose shares are being exchanged and should include names and numbers for both accounts and the amount being exchanged. The letter must be signed by all registered owners. If the accounts are not identically registered, the signatures must be guaranteed. If a shareholder does not have an account with each Fund, the letter must be accompanied by an Application.

An exchange of shares will be effected at the net asset value per share of each Fund next determined after receipt by the Transfer Agent of a request for exchange in proper form, including all stock certificates, stock powers, appropriate signatures, signature guarantees and other documentation as may be required by the Transfer Agent.

                                 REDEMPTION OF SHARES

Shares of each Fund may be redeemed by telephone or wire as described in the Prospectus. Shares may also be redeemed by mail, and must be redeemed by mail, if the proceeds are to be sent to anyone other than the stockholder or to any bank account or address not specified in the Application.

Written requests for redemption must be signed by the registered stockholder.
If the proceeds are paid to anyone other than the registered stockholder or sent to any address other than the stockholder's registered address or pre-designated bank account, signatures must be guaranteed.

The Transfer Agent will wire the redemption proceeds to a bank account at a commercial bank designated by the stockholder in the redemption request, if the stockholder so requests, or will mail a check to the address specified in the redemption request, if any required signature guarantee is provided.

Signature guarantees must be by a national bank, a state bank or trust company or a member firm of the New York, American, Boston, Midwest or Pacific Stock Exchanges. Signature guarantees by a savings bank, savings and loan association or notary public are not acceptable.

All requests for redemption should be sent to The Chapman Funds at the address set forth on the cover page of the Prospectus.

For redemption requests received prior to 12:00 p.m. (Eastern Time) on any business day, the redemption proceeds normally will be available for payment to the shareholder on the same day. For redemption requests received after 12:00 p.m. (Eastern Time), redemption proceeds normally will be available for payment to the shareholder on such next business day.

The Funds will attempt to make payment for all redemptions within one business day, but in no event later than seven days after receipt of a redemption request in proper form. The Funds reserve the right to suspend redemptions or postpone the day of payment for more than seven days in any periods during which the New York Stock Exchange is closed (other than for customary weekend and holiday closings), or when trading on that Exchange is restricted or any emergency exists, as determined by the Securities and Exchange Commission, which may make disposal of investments or determination of net asset value not reasonably practicable, or for such other periods as the Commission by order may permit for the protection of investors.

If payment for shares is made by check, the Funds will not effect redemptions and redemption proceeds will not be available until the check has cleared, which may take up to 15 days. This provision will apply to certified and cashier's checks. Shares will continue to accrue dividends during this period.

                                PORTFOLIO TRANSACTIONS

The Advisor is responsible for decisions to buy or sell securities and the selection of broker-dealers for the Funds subject to policies adopted by the Company's Board of Directors. Portfolio securities may be purchased directly from the issuer or from a dealer serving as market maker or may be purchased in broker's transactions. If securities are sold prior to maturity, they may be sold directly to an issuer or dealer or in broker's transactions. When securities are purchased or sold directly from or to an issuer, no commissions or discounts are paid. The price paid to or received from a dealer for a security may include a spread between bid and asked prices. When securities are purchased or sold in a broker's transaction, a commission will be paid.

The Company's policy for placing orders for purchases and sales of securities for the Funds is to give primary consideration to obtaining the most favorable price and efficient execution of transactions. Sales of Fund shares is not a factor in allocating portfolio transactions.

The Chapman Co. may effect brokerage transactions for the Funds when it is able to provide a net price and execution at least as favorable to the Funds as those determined to be available from unaffiliated brokers or dealers. The commissions paid to The Chapman Co. on transactions for the Funds may not exceed those charged by The Chapman Co. to comparable unaffiliated clients in similar transactions or the limits set forth in rules adopted by the Securities and Exchange Commission. The Board of Directors of the Company has adopted procedures, which it will review annually, intended to ensure compliance with these limitations. The procedures require that The Chapman Co. report each transaction to the Company and that the Board of Directors determine at least quarterly that all transactions effected by The Chapman Co. have been effected in accordance with the procedures. The Company has paid no commissions to The Chapman Co. in any of the past three fiscal years.

When comparable price and execution can be obtained from more than one broker or dealer, consideration may be given to placing portfolio transactions with those brokers or dealers who also furnish research and other services to the Funds or the Advisor. These services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to investments, evaluations of portfolio securities, and research related computer software or hardware. These services may benefit the Advisor in the management of accounts of other clients and may not benefit the Funds directly. While such services are useful and important in supplementing its own research, the Advisor believes the value of such services is not determinable and does not significantly reduce its expenses. The fees payable to the Advisor will not be reduced by the value of such services.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds may invest and may have relationships with the issuers of securities purchased by a Fund.

Investment decisions for each Fund are made independently from those for other accounts advised by the Advisor.

The Advisor's other accounts may also invest in the same securities as the Funds. When a purchase or sale of the same security is made at substantially the same time on behalf of a Fund and the other Fund or account, the transaction will be averaged as to price, and available instruments allocated as to amount, in a manner believed to be equitable to the Fund and the other Fund or account. In some instances, this procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by a Fund. To the extent permitted by law, the securities to be sold or purchased for a Fund may be aggregated with those to be sold or purchased for the other Fund or accounts in order to obtain best execution.

                                   NET ASSET VALUE

The net asset value of shares of each of the Funds is determined each day as of the close of trading on the New York Stock Exchange, presently 4:00 p.m. The New York Stock Exchange is scheduled to be open Monday through Friday except for certain Federal and other holidays. Currently, those days include: New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

As indicated under "Net Asset Value" in the Prospectus, the amortized cost method is used to determine the value of each Fund's portfolio securities pursuant to Rule 2a-7 under the Investment Company Act of 1940. The amortized cost method involves valuing a security at its cost initially and thereafter amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if the security were sold. During such periods, the yield to investors in a Fund may differ somewhat from that obtained in a similar entity which uses market value to value its portfolio instruments.

Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, each Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of 397 days or less and invest only in US dollar denominated instruments that the Company's Board of Directors determines present minimal credit risks, and which are eligible securities (as defined in Rule 2a-7) at the time of acquisition. In addition, The Chapman Institutional Cash Management Fund will invest at least 95% of its total assets in eligible securities which are rated in the highest rating category for short-term debt obligations as provided in Rule 2a-7, and will not invest more than 5% of its total assets in securities (other than US Government securities) issued by any one issuer. Pursuant to Rule 2a-7, the Board is required to establish procedures designed to stabilize, to the extent reasonably possible, each Fund's price per share as computed for the purpose of sales and redemptions at $1. Such procedures include review of each Fund's portfolio holdings by the Board of Directors at appropriate intervals to determine whether each Fund's net asset value calculated by using available market quotations deviates from $1 per share based on amortized cost. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing stockholders, the Board will take such corrective action as it regards as necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                                      DIVIDENDS

Daily dividends declared by each Fund include net investment income and net realized short-term capital gain or loss. Net investment income consists of interest accrued and discount earned on each Fund's securities (including original issue and market discount) less amortization of market premium on securities and accrued expenses of the Fund. It is not expected that either Fund will realize net long-term capital gains or losses. As stated in the Prospectus, it is intended that each Fund will maintain a net asset value per share at $1.

As a result of a significant expense or realized or unrealized loss incurred by a Fund, it is possible that the Fund's net asset value per share may fall below $1. Should a Fund incur or anticipate any unusual or unexpected significant expense or loss which would affect disproportionately the income of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the present dividend policy with respect to the Fund or to revise it in order to ameliorate to the extent possible the disproportionate effect of such expense or loss on the income of the Fund. Such expense or loss may result in a stockholder's receiving no dividends for the period in which it holds shares of the Fund and in its receiving upon redemption a price per share lower than that which it paid.

                                        TAXES

Qualification as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), requires, among other things, that each Fund (a) derive at least 90% of its gross income from interest, payments with respect to securities, loans and gains from the sale or other disposition of or other income derived with respect to its business of investing in securities; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, cash items, US Government securities, securities of other regulated investment companies and investments in other securities which with respect of any one issuer, do not represent more than 5% of the value of the Fund's assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than US Government securities). These percentage limitations for qualification under Subchapter M are separate and apart from the percentage limitations in
Section 5(b)(1) of the 1940 Act.

                                        YIELD

The Company makes available yield quotations based upon the seven-day period ended on the date of calculation for each Fund. In arriving at such quotations, the Company first determines the net change during the period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period (such net change being inclusive of the value of any additional shares issued in connection with distributions of net income as well as net income accrued on both the original share and any such additional shares but exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation), then divides such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiplies the base period return by 365/7.

In addition, the Company may make available for the Funds "effective yield" quotations, computed by adding 1 to the base period return (calculated as above), raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

On October 31, 1997 the Company's seven day yield was 4.71%. Yield quotations are based on historical earnings and are not intended to indicate future performance.

                                    CAPITAL STOCK

For additional information as to the organization and capital stock of the Company, see "OTHER INFORMATION" in the Prospectus.

As used in the Prospectus and this Statement of Additional Information, the term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting both of the Funds means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or
(ii) more than 50% of the Company's outstanding shares. The term "majority," when referring to the approvals to be obtained from stockholders in connection with matters affecting a particular Fund (for example, approval of an investment advisory contract), means the vote of the lesser of (i) 67% of the shares of that Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy or (ii) more than 50% of the outstanding shares of that Fund. Stockholders are entitled to one vote for each full share held and a fractional vote for fractional shares held.

Each share of a Fund is entitled to such dividends and distributions out of the assets belonging to that Fund as are declared in the discretion of the Company's Board of Directors. In determining a Fund's net asset value, each Fund is charged with the direct expenses of that Fund and with a share of the general expenses and liabilities of the Company, which are normally allocated in proportion to the relative asset values of the respective Funds at the time of allocation.

In the event of the liquidation or dissolution of the Company, shares of a Fund are entitled to receive the assets attributable to that Fund that are available for distribution, and a proportionate distribution, based upon the relative net assets of the various Series, of any general assets not attributable to a particular series that are available for distribution.

Subject to the provisions of the Company's charter, determinations by the Board of Directors as to the direct and allocable liabilities, and the allocable portion of any general assets of the Company, with respect to a Series are conclusive.

Stockholders of the Company are not entitled to any preemptive or conversion rights.

                                COUNSEL TO THE COMPANY

The validity of the Company's shares will be passed upon for the Company by Venable, Baetjer and Howard, LLP, Baltimore, Maryland. Venable, Baetjer and Howard, LLP also acts as counsel to the Advisor and the Distributor.

                                       EXPERTS

Ernst & Young LLP, 2001 Market Street Philadelphia, Pennsylvania 19013, serves as the Company's independent auditors. Ernst & Young LLP will provide audit services, tax advice and assistance in connection with filings with the Securities and Exchange Commission.

The financial statements and financial highlights of the Company appearing or incorporated by reference in the Company's Prospectus, this Statement of Additional Information and the Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report are incorporated by reference herein. Such financial statements and financial highlights have been included herein or incorporated herein by reference in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                                 FINANCIAL STATEMENTS

The financial statements of the Company for the year ended October 31, 1997 and the Report of Independent Auditors are set forth in the Company's 1997 Annual Report to Stockholders and are incorporated herein by reference. Also see financial highlights on page 3 of the Company's Prospectus. To request a copy of the Company's financial statements, at no charge, contact the administrator of Chapman Capital Management at (800) 752-1013, or write Chapman Capital Management, Inc., Attn.: Administrator, 401 E. Pratt Street, 28th Floor, Baltimore, MD 21202.

                              PART C.  OTHER INFORMATION


Item 24.  Financial Statement and Exhibits.


     (a)  Financial Statements:
          Part A:  Financial Highlights
          Part B:  None
          Part C:  None
          See Registrant's 1997 Annual Report to
          Stockholders previously filed.


     (b)  Exhibits:


          Exhibit
          Number    Description


          1(A)      Articles of Incorporation of the Registrant(1)


          1(B)      Articles Supplementary of the Registrant dated July 2,
                    1997(2)


          1(C)      Articles of Amendment of the Registrant dated February 12,
                    1998


          1(D)      Articles Supplementary of the Registrant dated February 12,
                    1998


          1(E)      Articles Supplementary of the Registrant dated February 12,
                    1998


          2         Amended and Restated Bylaws of the Registrant dated July 18,
                    1997(2)


          4         Form of Stock Certificate(3)


          5(A) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(2)


          5(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity
                    Fund)


          5(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)

          6(A) Distribution Agreement between the Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)(2)


          6(B) Distribution Agreement between the Registrant and The Chapman Co. (DEM Equity Fund)


          6(C) Amendment to Distribution Agreement between Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)


          8(A)      Custodian Agreement between the Registrant and UMB Bank,
                    N.A.(4)


          8(B) Investment Company Services Agreement between the Registrant and FPS Services, Inc.(2)


          9(A) Stockholder Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management
                    Fund)(4)


          10        Opinion and consent of Venable, Baetjer and Howard, LLP(2)


          11        Consent of independent auditors


          12        Financial Statements (See Item 24(a) above)


          15(A)     Distribution Plan (DEM Equity Fund Investor Shares)


          15(B)     Distribution Plan (DEM Equity Fund Institutional Shares)


          18        Multiple Class Plan (DEM Equity Fund)(2)


          27.17     Financial Data Schedule (Not Applicable)


          99        Power of Attorney(5)


(1) Incorporated by reference from the Company's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on November 23, 1988.


(2) Incorporated by reference from the Company's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on August 7,1997.

(3) Incorporated by reference from Pre-Effective Amendment No. 1 to the Company's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on May 31, 1989.


(4) Incorporated by reference from Post-Effective Amendment No. 10 to the Company's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1995.


(5) Incorporated by reference from Post-Effective Amendment 12 to the Company's Registration Statement on Form N-1A (File Nos.: 33-25716; 811-5697) as filed with the Securities and Exchange Commission on February 28, 1997


Item 25. Persons Controlled by or under Common Control with the Registrant.


On January 31, 1998 Maryland Teachers and State Employees' Supplemental Retirement Agency owned 42%, the City of Philadelphia owned 19%, the State of Mississippi owned 9%, Bank of New York as Trustee for Prince George's County owned 8%, and Union Planers National Bank, the School District of Philadelphia, Howard County, the Mayor and City Council of Baltimore, Alabama State University, the Wisconsin Housing Economic Development Authority, Alpha Phi Alpha Fraternity, Inc., Prince George's County, Central Mississippi Civic Improvement Association, Inc., First Tennessee Bank, and the City of Philadelphia Sheriff's Office owned the remaining shares of the Chapman US Treasury Money Fund. There were no shares of the Chapman Institutional Cash Management Fund outstanding on that date or during the period November 1, 1996 through October 31, 1997.


Item 26.  Number of Holders of Securities.

                                                       Number of Record
     On January 31, 1998      Title of Class              Holders

                              The Chapman US
                              Treasury Money Fund           16
                              Common Stock

                              The Chapman
                              Institutional Cash
                              Management Fund                0
                              Common Stock


                              DEM Equity Fund
                              Institutional Shares           1

                              DEM Equity Fund
                              Investor Shares                1

Item 27.  Indemnification.


Reference is made to Article VII of the Registrant's Articles of Incorporation,
Article IV of the Registrant's By-laws, Section 7 of the Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. and Section 4 of the Distribution Agreement between the Registrant and the Distributor, which provide for indemnification or limitation of the liability of Directors and officers, the Investment Advisor, the principal underwriter and affiliates of the Registrant.


The Registrant has obtained director's and officer's liability insurance which will insure Directors and officers of the Registrant against liability to the Registrant and its stockholders.


Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Advisor.


    Name and
Principal Business Address     Position with Investment Advisor        Other Business
--------------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.        Director and President                  President and Director
 401 E. Pratt St.                                                      since 1986 of The Chapman
 28th Floor                                                            Co. and President and
 Baltimore, MD 21202                                                   Director of Chapman
                                                                       Capital Management, Inc.
                                                                       since 1988.  President and
                                                                       Director of DEM, Inc. (a
                                                                       closed-end investment
                                                                       company managed by the
                                                                       Investment Advisor) since
                                                                       1995.  President and Director
                                                                       of Chapman Holdings, Inc.,
                                                                       Chapman Capital Holdings,
                                                                       Inc. and Chapman Insurance
                                                                       Agency Incorporated since
                                                                       1997.





          Name and
 Principal Business Address    Position with Investment Advisor       Other Business
-----------------------------------------------------------------------------------------------------------------------

 M. Lynn Ballard               Treasurer and Assistant                Controller since 1988 and Treasurer and
401 E. Pratt Street            Secretary                              Assistant Secretary since 1997 of The
28th Floor                                                            Chapman Co.  Treasurer since 1990,
Baltimore, Maryland  21202                                            Controller since 1995 and Assistant
                                                                      Secretary since 1997 of Chapman Capital
                                                                      Management, Inc.  Treasurer since
                                                                      1995 and Assistant Secretary since
                                                                      1997 of DEM, Inc.  Treasurer, Assistant
                                                                      Secretary and Controller of Chapman
                                                                      Holdings, Inc., Chapman Capital Holdings,
                                                                      Inc. and Chapman Insurance Agency
                                                                      Incorporated since 1997.
-----------------------------------------------------------------------------------------------------------------------
 Theron Stokes                 Director                               Attorney for the Alabama Education
 401 E. Pratt Street                                                  Association.
 28th Floor
 Baltimore, MD 21202

---------------------------------------------------------------------------------------------------------------------
 Earl U. Bravo                 Director, Secretary                    Chief Operating Officer since 1992 and
 401 E. Pratt Street           And Assistant Treasurer                Secretary and Assistant Treasurer since 1997
 28th Floor                                                           of The Chapman Co. Vice President and
 Baltimore, MD  21202                                                 Secretary since  1995 and Assistant
                                                                      Treasurer since 1997 of DEM, Inc.
                                                                      Director of The Chapman Co. and Chapman
                                                                      Capital Management, Inc.  Senior Vice
                                                                      President, Secretary, Assistant Secretary
                                                                      and Director of Chapman Holdings, Inc. since
                                                                      1997.  Secretary, Assistant Treasurer and
                                                                      Director of Chapman Capital Holdings, Inc.
                                                                      and Chapman Insurance Agency Incorporated
                                                                      since 1997.




Item 29. Principal Underwriter.


     (a) The Chapman Co. currently acts as principal underwriter and exclusive distributor for DEM, Inc.


     (b)  Directors and Officers


                               POSITIONS AND OFFICES





         Name and                        With                      With
 Principal Business Address           Underwriter               Registrant
--------------------------------------------------------------------------------------
 Nathan A. Chapman, Jr.          Director and President       Director and President
 The Chapman Co.
 401 East Pratt Street
 28th Floor
 Baltimore, MD 21202






--------------------------------------------------------------------------------------
 Donald V. Watkins,               Director                     None
 Esquire
 401 East Pratt Street
 28th Floor
 Baltimore, Maryland 21202

-----------------------------------------------------------------------------------------
 Earl U. Bravo, Sr.               Director, Senior Vice        Secretary and Assistant
 The Chapman Co.                  President, Secretary         and  Treasurer
 401 East Pratt Street            Assistant Treasurer
 28th Floor
 Baltimore, Maryland
 21202

--------------------------------------------------------------------------------------
 M. Lynn Ballard                  Treasurer and Assistant      Treasurer and Assistant
 The Chapman Co.                  Secretary                    Secretary
 401 East Pratt Street
 28th Floor
 Baltimore, Maryland 21202


     (c)  Not applicable.

Item 30. Location of Accounts and Records.


          All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained at the offices of Chapman Capital Management, Inc., 401 East Pratt Street, 28th Floor, Baltimore, Maryland 21202 or at the offices of FPS Services, Inc., 3200 Horizon Drive, PO Box 61503, King of Prussia, Pennsylvania 19406.


Item 31. Management Services.


Not applicable.


Item 32. Undertakings.


Not applicable.

                                      SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this post-effective amendment No. 13 and amendment No. 15 to Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore, State of Maryland, on February 28, 1998. The undersigned hereby certifies that the within post-effective amendment No. 13 and amendment No. 15 meet all of the requirements for effectiveness pursuant to paragraph (b) of Rule 485 promulgated under the Securities Act of 1933.


                                             THE CHAPMAN FUNDS, INC.



                                             By:  /S/ NATHAN A. CHAPMAN JR.
                                                ------------------------------
                                                      Nathan A. Chapman, Jr.
                                                      President

          Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment No. 13 to Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



Signature                              Title                          Date

/S/ NATHAN A. CHAPMAN, JR.             Director and President         February 25, 1998
----------------------------          (principal executive
Nathan A. Chapman, Jr.                 officer)


/S/ M. LYNN BALLARD                    Treasurer (principal           February 25, 1998
--------------------                   financial and
M. Lynn Ballard                        accounting officer)



Each of the Directors:

     Nathan A. Chapman, Jr., Lottie H. Shackelford, Dr. Levi Watkins, Jr., James
B. Lewis, Ronald A. White, Dr. Benjamin Hooks, David Rivers, and Wilfred
Marshall.


     By:  /S/ NATHAN A. CHAPMAN, JR.              February 25, 1998
          --------------------------
          Nathan A. Chapman, Jr.
          as Attorney-in-Fact

                             EXHIBIT INDEX


Exhibit
Number              Description


 1(C)      Articles of Amendment of the Registrant dated February 12,
           1998


 1(D)      Articles Supplementary of the Registrant dated February 12,
           1998


 1(E)      Articles Supplementary of the Registrant dated February 12,
           1998

 5(B) Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (DEM Equity
           Fund)


 5(C) Amendment to Advisory and Administrative Services Agreement between the Registrant and Chapman Capital Management, Inc. (The Chapman US Treasury Money Fund and The Chapman
           Institutional Cash Management Fund)

 6(B)      Distribution Agreement between the Registrant and The
           Chapman Co. (DEM Equity Fund)


 6(C) Amendment to Distribution Agreement between Registrant and The Chapman Co. (The Chapman US Treasury Money Fund and The Chapman Institutional Cash Management Fund)

 11        Consent of independent auditors

 15(A)     Distribution Plan (DEM Equity Fund Investor Shares)


 15(B)     Distribution Plan (DEM Equity Fund Institutional Shares)